11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919
November 25, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Variable Insurance Funds
CIK No. 0000896435
Ladies and Gentlemen:
On behalf of AIM Variable Insurance Funds (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post Effective Amendment No. 39 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to include new funds as part of Invesco Ltd.’s (parent company of the adviser, Invesco Aim Advisors. Inc.) acquisition of Morgan Stanley’s asset management business, including Van Kampen Investments. The new funds, listed on Exhibit A attached to this letter (the “New Funds”), are shell series portfolios intended to acquire the assets of the corresponding Morgan Stanley and Van Kampen funds (the “Previous Funds”), pursuant to shareholder vote on applicable plans of agreement and reorganization.
We respectfully request that the Staff selectively review the Amendment because the New Funds contain materially the same investment objective, strategies and risk disclosure as it pertains to the corresponding Previous Funds, which disclosure was previously reviewed by the Commission Staff, except for the following:
•	We have changed certain of the fundamental policies to be non-fundamental, including the investment objectives on Previous Funds where this was fundamental.

•	In accordance with the 1940 Act and the rules thereunder, we have amended the illiquidity and borrowing amounts on the New Funds to 15% and 33 1/3%, respectively.

•	We have moved the ratings tables from the prospectuses and referred to ratings information in the SAI.

•	We have added a summary section to the statutory prospectus according to the new Form N-1A rules and instructions.

In addition to these disclosure changes, certain of the New Funds either retain the portfolio management teams of the Previous Fund, or receive partial or fully new portfolio management teams. In all cases, the investment objectives, strategies and risks of the New Funds will materially follow that of the Previous Funds, except as otherwise noted in this letter.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Mark Cowan, Esq. (Commission Staff)

Exhibit A

Previous Morgan Stanley or Van Kampen Fund	New AIM Variable Insurance Fund

Morgan Stanley Select Dimensions Balanced Portfolio	Invesco V.I. Select Dimensions Balanced Fund
Morgan Stanley Select Dimensions Dividend Growth Portfolio	Invesco V.I. Select Dimensions Dividend Growth Fund
Morgan Stanley Select Dimensions Equally-Weighted S&P 500 Portfolio	Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Morgan Stanley Variable Investment Series Dividend Growth Portfolio	Invesco V.I. Dividend Growth Fund
Morgan Stanley Variable Investment Series Global Dividend Growth Portfolio	Invesco V.I. Global Dividend Growth Fund
Morgan Stanley Variable Investment Series High Yield Portfolio	Invesco V.I. High Yield Fund
Morgan Stanley Variable Investment Series Income Builder Portfolio	Invesco V.I. Income Builder Fund
Morgan Stanley Variable Investment Series S&P 500 Index Portfolio	Invesco V.I. S&P 500 Index Fund
Van Kampen LIT Capital Growth Portfolio	Van Kampen V.I. Capital Growth Fund
Van Kampen LIT Comstock Portfolio	Van Kampen V.I. Comstock Fund
Van Kampen LIT Global Tactical Asset Allocation Portfolio	Van Kampen V.I. Global Tactical Asset Allocation Fund
Van Kampen LIT Government Portfolio	Van Kampen V.I. Government Fund
Van Kampen LIT Growth and Income Portfolio	Van Kampen V.I. Growth and Income Fund

Previous Morgan Stanley or Van Kampen Fund	New AIM Variable Insurance Fund

Van Kampen LIT Mid Cap Growth Portfolio	Van Kampen V.I. Mid Cap Growth Fund
Van Kampen/Morgan Stanley UIF Equity and Income Portfolio	Van Kampen V.I. Equity and Income Fund
Van Kampen/Morgan Stanley UIF Global Value Equity Portfolio	Van Kampen V.I. Global Value Equity Fund
Van Kampen/Morgan Stanley UIF High Yield Portfolio	Van Kampen V.I. High Yield Fund
Van Kampen/Morgan Stanley UIF International Growth Equity	Van Kampen V.I. International Growth Equity Fund
Van Kampen/Morgan Stanley UIF U.S. Mid Cap Value Portfolio	Van Kampen V.I. Mid Cap Value Fund
Van Kampen/Morgan Stanley UIF Value Portfolio	Van Kampen V.I. Value Fund